Shareholder Fees (Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class B, Invesco Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
Class C, Invesco Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Class R, Invesco Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class Y, Invesco Conservative Allocation Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none